SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Exercise price	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Number of options, outstanding	2,360,000	2,360,000	1,882,500	1,800,000
Weighted average remaining contractual life	6 years 10 months 24 days	7 years 2 months 12 days
Number of options, exercisable	1,532,778	1,204,444	525,000